UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ        July 20th, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $15,484 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------


ALLIANCE DATA SYSTEMS CORP	NOTE 4.750% 5/1		018581AC2	2,870		1000000		PRN		SOLE		NONE		1000000
AMGEN INC			NOTE 0.375% 2/0		031162AQ3	2,081		2000000		PRN		SOLE		NONE		2000000
ANIXTER INTL INC		NOTE 1.000% 2/1		035290AJ4	1,063		1000000		PRN		SOLE		NONE		1000000
ARCHER DANIELS MIDLAND CO	NOTE 0.875% 2/1		039483AW2	1,006		1000000		PRN		SOLE		NONE		1000000
CHEMED CORP NEW			NOTE 1.875% 5/1		16359RAC7	1,494		1500000		PRN		SOLE		NONE		1500000
D R HORTON INC			NOTE 2.000% 5/1		23331ABB4	1,494		1000000		PRN		SOLE		NONE		1000000
GILEAD SCIENCES INC		NOTE 0.625% 5/0		375558AH6	1,370		1000000		PRN		SOLE		NONE		1000000
MEDICIS PHARMACEUTICAL CORP	NOTE 1.375% 6/0		584690AC5	1,983		2000000		PRN		SOLE		NONE		2000000
NETAPP INC			NOTE 1.750% 6/0		64110DAB0	1,148		1000000		PRN		SOLE		NONE		1000000
ROYAL GOLD INC			NOTE 2.875% 6/1		780287AA6	2,106		2000000		PRN		SOLE		NONE		2000000
TAKE-TWO INTERACTIVE SOFTWAR	NOTE 4.375% 6/0		874054AA7	1,542		1324000		PRN		SOLE		NONE		1324000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	197		7000		PRN		SOLE		NONE		7000
